Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings (Loss) Per Share
Schedule of Earnings Per Share, Basic and Diluted
For periods of net loss, basic and diluted EPS are the same as the assumed exercise of stock options and warrants and the conversion of convertible debt are anti-dilutive.

	Year Ended December 31,
	2013	2012

Net (Loss) from Continuing Operations (A)	$(10,146,228)	$(4,747,387)

Net Income (Loss) (B)	$(10,146,228)	$322,840
Add - Interest savings from converted debt	—	114,537
Adjusted Diluted Net Income (Loss) (F)	$(10,146,228)	$437,377

Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)	5,988,595	3,536,865
Dilutive effect of options and warrants	2,984,199	31,354
Dilutive effect of convertible debt	-	82,881

Weighted Average Dilutive Shares Outstanding (D)	8,972,794	3,651,100

Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)	$(1.69)	$(1.34)
Diluted (1) (2)	$(1.69)	$(1.34)

Earnings (Loss) Per Share
Basic (B/C)	$(1.69)	$0.09
Diluted (F/D) (1)	$(1.69)	$0.09

(1)	Due to net loss for period, dilutive loss per share is the same as basic.
(2)	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.